Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other current assets
Schedule of other current assets
Other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Funds receivable from third party payment service provider (1)	69,263,440	91,623,838
Value-added tax recoverable	62,336,003	89,697,345
Interest receivable	53,484,027	29,768,158
Content rights	10,589,085	11,710,702
Others	8,637,038	13,904,052

Total	204,309,593	236,704,095

(1)	The Group opened accounts with external online payment service providers to collect funding from users.